Label	Element	Value
CRM All Cap Value Fund
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CRM Mutual Fund Trust

CRM All Cap Value Fund

Supplement Dated April 15, 2020

to each Fund's Summary Prospectus, Prospectus and Statement of Additional Information Dated October 28, 2019, as supplemented

Capitalized terms used without definition below have the meanings given to them in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information. This document should be read together with the Fund's Summary Prospectus, Prospectus and Statement of Additional Information.

The following information is effective immediately:

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The following paragraph is added to the section titled "Principal Investment Risks":

Recent events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE